OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Provision for environmental rehabilitation (note 27b)	$ 111	$ 152
Derivative liabilities (note 25f)	3	30
Share-based payments (note 34b)	30	17
Other	94	40
Other current liabilities	321	331
Pascua-Lama
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Deposit on agreement	0	7
Pueblo Viejo
Disclosure of Detailed Information about Other Current Liabilities [Line Items]
Deposit on agreement	$ 83	$ 85